Prepayments And Other Receivables - Summary of Prepayments And Other Receivables (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepaid Expense, Current [Abstract]
—Prepayments to CRO vendors	¥ 72,285	$ 10,646	¥ 78,740
—Prepayments for stock repurchase program (Note 11)	34,051	5,015
—Prepayments for other services	1,722	254	880
Receivables due from employees (Note (i))	0	0	16,201
Loans to an affiliate (Note 21)	52,000	7,659
Value-added tax recoverable	25,330	3,731	12,517
Rental deposits	994	146	546
Interest receivables	0	0	764
Others	33,457	4,928	26,388
Total	¥ 219,839	$ 32,379	¥ 136,036